Continuing Operations Provision Benefit for Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current:
Federal					$ 6	$ (20)	$ (46)
State					9	4	4
Foreign					36	22	35
Total current					51	6	(7)
Deferred:
Federal					(14)	(28)	(89)
State			46			1	(40)
Foreign					(11)	(28)	(9)
Total deferred			(90)	(13)	(25)	(55)	(138)
Total	$ 2	$ 5	$ (99)	$ (12)	$ 26	$ (49)	$ (145)